Intangibles, Net (Tables)	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangibles Net

	March 31, 2017	December 31, 2016
Beginning of Period	$1,163,816	$-
Additions:
DermaWand purchase	-	1,163,816
Formulations	1,355,983	-
Trademark	1,256,460	-
Patented/Unpatented Technology	940,628	-
Gross Amount end of Period	$4,716,887	$1,163,816

Accumulated Amortization	(482,125)	(290,952)
Intangibles,net	$4,234,762	$872,864

Schedule of Finite-lived Intangible Assets, Future Amortization Expense

The following table outlines the estimated future amortization expense related to the intangible assets held as of March 31, 2017.

2017 (remaining nine months)	1,128,000
2018	856,000
2019	711,000
2020	711,000
2021	711,000
Thereafter	118,000

$4,235,000